Subsequent Events (Details) - $ / shares	1 Months Ended		4 Months Ended		6 Months Ended
	Jan. 17, 2018	Jan. 18, 2017	Apr. 18, 2018	Apr. 20, 2017	Jun. 30, 2018
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared					Jul. 18, 2018
Dividend declared	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Dividends Payable, Date to be Paid					Aug. 14, 2018
Dividends Payable, Date of Record					Aug. 02, 2018
Preferred Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared					Jul. 18, 2018
Dividend declared	$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375
Dividends Payable, Date to be Paid					Aug. 10, 2018
Dividends Payable, Date of Record					Aug. 02, 2018